STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement dated January 28, 2016 to the

Statement of Additional Information (“SAI”) dated April 30, 2015,

as amended September 4, 2015

STATE STREET INSTITUTIONAL

LIQUID RESERVES FUND

Premier Class (formerly, the Institutional Class) (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

M Class Shares (SSLXX)

Institutional Class (SSHXX)

Investor Class (SSZXX)

Administration Class (SSYXX)

STATE STREET INSTITUTIONAL

TREASURY MONEY MARKET FUND

Premier Class (formerly, the Institutional Class) (TRIXX) Investment Class (TRVXX)

Service Class (TYSXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL

U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (formerly, the Institutional Class) (GVMXX)

Investment Class (GVVXX)

Service Class (GVSXX)

Institutional Class (SAHXX)

Investor Class (SAMXX)

Administration Class (SALXX)

Class G (SSOXX)

STATE STREET INSTITUTIONAL

TREASURY PLUS MONEY MARKET FUND

Premier Class (formerly, the Institutional Class) (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

(Each a “Fund”, and collectively the “Funds”)

•	Effective immediately, the sub-section on Page 5 of the Funds’ SAI entitled “Repurchase Agreements”, within the section entitled “Additional Investments and Risks” is deleted in its entirety and replaced with the following:

Repurchase Agreements

Each Portfolio, except for the Treasury Portfolio, may enter into repurchase agreements with banks and other financial institutions. Under a repurchase agreement, the Portfolios purchase securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System, broker-dealers, and other financial institutions whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE